Installment Loans (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower
The composition of installment loans by domicile and type of borrower at March 31, 2024 and 2025 is as follows:

	Millions of yen
	2024	2025
Borrowers in Japan:
Consumer—
Real estate loans	¥1,851,214	¥1,901,794
Card loans	72,353	67,874
Other	5,680	7,259

	1,929,247	1,976,927

Corporate—
Real estate companies	334,506	415,666
Non-recourse loans	145,286	301,477
Commercial, industrial and other companies	187,824	233,270

	667,616	950,413

Borrowers in overseas:
Consumer—
Real estate loans	96,247	55,022
Other	47,415	39,172

	143,662	94,194

Corporate—
Real estate companies	190,630	228,793
Non-recourse loans	50,263	86,724
Commercial, industrial and other companies	705,494	591,103

	946,387	906,620

Equity method investees	251,929	131,476

Purchased loans*	19,973	21,389

	¥3,958,814	¥4,081,019

*
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans
At March 31, 2025, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2026	¥662,965
2027	417,293
2028	334,136
2029	236,224
2030	276,454
Thereafter	2,132,558

Total	¥4,059,630